Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Cost of computers, mobile handsets and broadband data modems (Note 18)	₱ 8,275	₱ 9,402	₱ 10,513
Cost of services (Note 18)	2,991	3,680	3,429
Cost of point-product-sales (Note 18)	1,029	347	485
Total cost of sales and services	₱ 12,295	₱ 13,429	₱ 14,427